Condensed Consolidated Statements of Shareholders' Equity (Parenthetical) (unaudited)	Jun. 30, 2023 £ / shares	Jun. 30, 2023 $ / shares	Mar. 31, 2023 $ / shares	Dec. 31, 2022 £ / shares	Dec. 31, 2022 $ / shares	Jun. 30, 2022 $ / shares	Mar. 31, 2022 $ / shares
Statement of Stockholders' Equity [Abstract]
Ordinary shares, par value | (per share)	£ 0.001	$ 0.001	$ 0.001	£ 0.001	$ 0.001	$ 0.001	$ 0.001